SHORT-TERM BANK CREDIT (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
Schedule of Short-Term Bank Credit
Short-term bank credit and loans are classified as follows:
		Weighted average interest
	Currency	December 31,		December 31,
		2016	2015	2016	2015
		%

Short-term bank credit	CAD	2.95	3.04	$8,540	$3,241